Accrued Expenses (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses [Line Items]
Accrued legal		$ 145,000	$ 149,000
Accrued management bonus		50,000	81,000
Accrued directors’ compensation		36,000	0
Accrued stock transfer agent fees		27,000	0
Accrued accounting		23,000	0
Accrued interest		14,000	39,000
Accrued product recall		0	60,000
Accrued other		47,000	36,000
Accrued Liabilities, Current	$ 306,000	$ 342,000	$ 365,000